Financial Instruments - Carrying Amounts of Financial Instruments by Category (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	$ 3,855	$ 2,929
Fair value through profit or loss	245	253
Derivatives used for hedging	119	28
Financial liabilities at amortized cost	(20,193)	(26,228)
Net financial assets (liabilities)	(15,974)	(23,018)
Lease liabilities	1,584	1,690
Deferred purchase consideration payable	$ 48	72	$ 95
Installment period	2 years
Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	$ (803)	(667)
Financial liabilities	(803)	(667)
Accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(3,064)	(2,346)
Financial liabilities	(3,064)	(2,346)
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value through profit or loss	(64)	(52)
Financial liabilities, derivatives used for hedging	(21)	(108)
Financial liabilities at amortized cost	(1,632)	(1,762)
Financial liabilities	(1,717)	(1,922)
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(14,694)	(21,453)
Financial liabilities	(14,694)	(21,453)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	744	184
Financial assets	744	184
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	3,111	2,190
Financial assets	3,111	2,190
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value through profit or loss	309	305
Financial assets	309	305
Other long-term assets
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	555
Financial assets, derivatives used for hedging	140	136
Financial assets	$ 140	$ 691